Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Aug. 31, 2019 CAD ($) Year	Aug. 31, 2018 CAD ($) Year	Aug. 31, 2017 CAD ($) Year
Statements [Line Items]
Exercise price	$ 0.10	$ 0.12	$ 0.17
Closing market price on day preceding date of grant	$ 0.08	$ 0.12	$ 0.17
Risk-free interest rate	1.80%	1.88%	0.75%
Expected life (years) | Year	3.3	3.1	3
Expected volatility	63.00%	59.00%	77.00%
Expected dividend yield	$ 0	$ 0	$ 0
Grant date fair value	$ 0.03	$ 0.05	$ 0.08
Forfeiture rate	15.00%	15.00%	16.00%